CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 30, 2022
CURRENT ASSETS
Cash	$ 65,651	$ 222,098
Accounts receivable	105,794	133,340
Inventory	1,819,128	1,957,966
Total current assets	1,990,572	2,313,404
Fixed assets, net of accumulated depreciation of $44,709 and $45,474, respectively	5,501	1,035
Patents/Trademarks	521,881	521,881
Deposit	16,890	0
Prepaid Acquisition Costs	53,015	0
Goodwill	193,260	193,260
Total other assets	790,546	716,175
TOTAL ASSETS	2,781,118	3,029,579
LIABILITIES
Accounts payable	91,316	37,267
Accrued liabilities	94,554	59,264
Notes payable	275,370	0
Notes payable - related party	866	170,866
Convertible debt, net of discount of $0.00 and $0.00, respectively	317,284	171,750
Convertible debt - related party, net of discount of $0.00 and $0.00, respectively	0	0
Accrued interest payable	21,387	13,050
Accrued interest payable - related party	0	14,118
Derivative liabilities	102,011	92,527
Total current and total liabilities	902,788	558,841
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 75,000,000 shares authorized, none and none shares issued and outstanding, respectively	0	0
Common stock, $0.001 par value, 2,500,000,000 shares authorized, 345,172,442 and 338,384,171 shares issued and outstanding, respectively	345,172	338,384
Additional paid-in capital	17,459,899	17,075,974
Accumulated deficit	(15,926,742)	(14,943,620)
Total stockholders' equity (deficit)	1,878,330	2,470,738
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,781,118	$ 3,029,579